Average Annual Total Returns - Investor - Vanguard Real Estate Index Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Real Estate Spliced Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Real Estate Spliced Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Real Estate Spliced Index (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market Real Estate 25/50 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market Real Estate 25/50 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market Real Estate 25/50 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	(4.78%)	5.51%	8.54%	(5.66%)	4.28%	7.36%	(2.86%)	3.72%	6.34%	(4.55%)	5.75%	8.77%	(4.55%)			20.79%	15.36%	13.74%